                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

            Report of the Calendar Quarter Ending September 30, 2002

                       If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------


Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip


Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
---------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of November 2002.

                                 Appleton Partners, Inc.
                                 ----------------------------------------
                                 (Name of Institutional Investment Mgr.)



                                 /s/ Douglas C. Chamberlain
                                 ----------------------------------------
                                 By: Douglas C. Chamberlain

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              111
Form 13F Information Table Value Total:              148,702,307 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

         NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.               Form 13F file number               Name

----              ------------------                 -------------------



                                       2

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                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                            AS OF September 30, 2002

                                                                                        INVESTMENT             VOTING
                                                                                        DISCRETION            AUTHORITY
                                    TITLE                    FAIR       SHARES OR                 SHARED
                                     OF        CUSIP         MARKET     PRINCIPAL   SOLE  SHARED  OTHER   SOLE  SHARED  NONE
       NAME OF ISSUER               CLASS      NUMBER        VALUE        AMOUNT    (A)     (B)    (C)     (A)    (B)    (C)
       --------------               -----      ------        -----        ------    ---     ---    ---     ---    ---    ---
AOL TIME WARNER                    COMMON    00184A105       141,149      12,064     X                      X
AMERICAN EXPRESS CO                COMMON    025816109     2,599,165      83,360     X                      X
AMERICAN INTL GROUP INC            COMMON    026874107     2,791,341      51,030     X                      X
AMGEN INC                          COMMON    031162100       368,920       8,847     X                      X
APOLLO GROUP INC CL A              COMMON    037604105       944,820      21,755     X                      X
APPLIED MATLS INC                  COMMON    038222105     1,988,656     172,178     X                      X
ATLAS CONSOLIDATED MNG & DEV-B     COMMON    049249303           230      76,533     X                      X
AUTOMATIC DATA PROCESSING          COMMON    053015103       212,966       6,125     X                      X
AVON PRODS INC                     COMMON    054303102     2,696,850      58,500     X                      X
BISYS GROUP INC                    COMMON    055472104     1,922,485     115,050     X                      X
BP P.L.C. ADR                      COMMON    055622104       774,180      19,403     X                      X
BANK OF AMERICA CORP               COMMON    060505104       362,001       5,674     X                      X
BATTLE MOUNTAIN BMG 6.000% 01/     CONVERT   071593AA5        35,500      50,000     X                      X
BELLSOUTH CORP                     COMMON    079860102       209,212      11,395     X                      X
BEST BUY INC                       COMMON    086516101       261,049      11,701     X                      X
BRINKER INTL                       COMMON    109641100     3,198,521     123,495     X                      X
BRISTOL MYERS SQUIBB CO            COMMON    110122108     1,090,088      45,802     X                      X
CVS CORP                           COMMON    126650100     3,579,597     141,207     X                      X
CENTEX CORP COM                    COMMON    152312104       888,109      20,025     X                      X
CHEVRONTEXACO CORPORATION          COMMON    166764100       318,342       4,597     X                      X
CISCO SYS INC                      COMMON    17275R102     1,456,972     139,024     X                      X
CITIGROUP                          COMMON    172967101     2,398,181      80,883     X                      X
COCA COLA CO                       COMMON    191216100     1,105,670      23,054     X                      X
COLGATE PALMOLIVE CO               COMMON    194162103       523,801       9,709     X                      X
CONAGRA INC                        COMMON    205887102       315,595      12,700     X                      X
CONCORD EFS INC                    COMMON    206197105       842,037      53,025     X                      X


                                                                                        INVESTMENT             VOTING
                                                                                        DISCRETION            AUTHORITY
                                    TITLE                    FAIR       SHARES OR                 SHARED
                                     OF        CUSIP         MARKET     PRINCIPAL   SOLE  SHARED  OTHER   SOLE  SHARED  NONE
       NAME OF ISSUER               CLASS      NUMBER        VALUE        AMOUNT    (A)     (B)    (C)     (A)    (B)    (C)
       --------------               -----      ------        -----        ------    ---     ---    ---     ---    ---    ---
DNAPRINT GENOMICS INC COM          COMMON    23324Q103         2,400     100,000     X                      X
DISNEY (WALT) COMPANY              COMMON    254687106       618,136      40,828     X                      X
DU PONT E I DE NEMOURS             COMMON    263534109       238,711       6,618     X                      X
E M C CORP                         COMMON    268648102       380,672      83,298     X                      X
ENERGAS RES INC                    COMMON    29265E108         7,000      20,000     X                      X
EXPRESS SCRIPTS INC                COMMON    302182100       568,644      10,430     X                      X
EXXON MOBIL CORPORATION            COMMON    30231G102     9,373,464     293,839     X                      X
FEDERAL HOME LN MTG CORP           COMMON    313400301       795,178      14,225     X                      X
FANNIE MAE                         COMMON    313586109       508,888       8,547     X                      X
FEDERATED INVESTORS                COMMON    314211103       504,038      18,675     X                      X
FLEETBOSTON FINANCIAL CORP         COMMON    339030108     3,037,668     149,418     X                      X
FOREST LABS INC                    COMMON    345838106     1,755,014      21,400     X                      X
GENERAL ELECTRIC                   COMMON    369604103     6,676,921     270,869     X                      X
GENERAL MOTORS CL H                COMMON    370442832       125,337      13,698     X                      X
GILLETTE CO                        COMMON    375766102     2,472,014      83,514     X                      X
HARLEY DAVIDSON INC                COMMON    412822108       466,822      10,050     X                      X
HEALTH MGMT ASSOC                  COMMON    421933102     1,197,833      59,240     X                      X
HEWLETT PACKARD CO                 COMMON    428236103       116,980      10,024     X                      X
HOME DEPOT INC                     COMMON    437076102     2,662,278     102,003     X                      X
ILLINOIS TOOL WKS                  COMMON    452308109       231,978       3,977     X                      X
ING GROUP 12/31/49 7.05%           PREFERR   456837202       216,070       8,500     X                      X
INTEL CORP                         COMMON    458140100     4,381,253     315,425     X                      X
I B M                              COMMON    459200101       792,141      13,585     X                      X
JOHNSON & JOHNSON                  COMMON    478160104     5,902,670     109,147     X                      X
LABORATORY CORP AMER HLDGS         COMMON    50540R409       819,841      24,270     X                      X
LILLY, ELI AND COMPANY             COMMON    532457108     3,288,469      59,423     X                      X
LOWES COS INC                      COMMON    548661107     1,959,462      47,330     X                      X
MASCO CORP                         COMMON    574599106       751,697      38,450     X                      X
MASCOTECH INC 4.500% 12/15/03      CONVERT   574670AB1        19,400      20,000     X                      X
MCCORMICK & CO INC                 COMMON    579780206       245,100      10,750     X                      X
MEDTRONIC INC                      COMMON    585055106       864,260      20,519     X                      X
MERCK & CO INC                     COMMON    589331107     3,053,017      66,791     X                      X
MERRILL LYNCH & CO                 COMMON    590188108     4,344,952     131,865     X                      X
ML CAPITAL TRUST 7.280% PFD        PREFERR   59021K205       622,809      24,300     X                      X
MICROSOFT CORP                     COMMON    594918104     3,696,117      84,502     X                      X
MOHAWK INDS INC                    COMMON    608190104     2,563,429      51,630     X                      X
NAUTILUS GROUP INC                 COMMON    63910B102     1,160,640      59,520     X                      X


                                                                                        INVESTMENT             VOTING
                                                                                        DISCRETION            AUTHORITY
                                    TITLE                    FAIR       SHARES OR                 SHARED
                                     OF        CUSIP         MARKET     PRINCIPAL   SOLE  SHARED  OTHER   SOLE  SHARED  NONE
       NAME OF ISSUER               CLASS      NUMBER        VALUE        AMOUNT    (A)     (B)    (C)     (A)    (B)    (C)
       --------------               -----      ------        -----        ------    ---     ---    ---     ---    ---    ---
NOKIA CORP ADR                     COMMON    654902204       214,544      16,192     X                      X
NORTHERN TRUST CORP                COMMON    665859104       316,848       8,400     X                      X
OFFICE DEPOT                       COMMON    676220106       521,982      42,300     X                      X
OMNICOM GROUP                      COMMON    681919106     1,254,192      22,525     X                      X
ORACLE SYS CORP                    COMMON    68389X105       240,933      30,653     X                      X
PATTERSON DENTAL CO                COMMON    703412106       708,331      13,840     X                      X
PEPSICO INC                        COMMON    713448108     1,506,488      40,771     X                      X
PFIZER INC                         COMMON    717081103     4,672,539     161,011     X                      X
PHARMACEUTICAL PROD DEV INC        COMMON    717124101     1,655,987      85,625     X                      X
PHARMACIA CORP                     COMMON    71713U102       297,121       7,642     X                      X
PROCTER & GAMBLE COMPANY           COMMON    742718109     2,879,109      32,212     X                      X
PULTE HOMES INC                    COMMON    745867101     2,588,494      60,720     X                      X
QUANTUM CORP 7.000% 08/01/04       CONVERT   747906AC9     1,452,350   1,874,000     X                      X
QUEST DIAGNOSTICS INC              COMMON    74834L100     1,930,504      31,375     X                      X
T. ROWE PRICE INTL FUND            MUTUAL    77956H203       266,664      32,167     X                      X
ROYAL DUTCH PETRO                  COMMON    780257804       376,232       9,366     X                      X
SBC COMMUNICATIONS INC             COMMON    78387G103       834,331      41,509     X                      X
SPDR TR UNIT SER 1                 COMMON    78462F103       265,817       3,250     X                      X
SANMINA-SCI CORP                   COMMON    800907107       221,738      80,050     X                      X
SCHERING PLOUGH CORP               COMMON    806605101       254,603      11,942     X                      X
SCHLUMBERGER LTD                   COMMON    806857108     1,416,020      36,818     X                      X
SCRIPPS (E.W)                      COMMON    811054204       595,633       8,595     X                      X
SEA CONTAINERS LTD CL A            COMMON    811371707       356,310      33,300     X                      X
SPRINT CORP 7.125 8/17/04 CONV     PREFERR   852061605        76,180      14,650     X                      X
STATE STREET CORP                  COMMON    857477103     1,512,138      39,134     X                      X
STOCKER & YALE INC                 COMMON    86126T203        55,216      67,336     X                      X
SUN MICROSYSTEMS INC               COMMON    866810104       813,757     314,192     X                      X
SYMANTEC CORP                      COMMON    871503108     1,494,349      44,435     X                      X
TARGET CORP                        COMMON    87612E106       403,834      13,680     X                      X
TELLABS INC                        COMMON    879664100        65,120      16,000     X                      X
TERADYNE INC                       COMMON    880770102       468,787      48,832     X                      X
TEVA PHARMACEUTICAL INDS LTD A     COMMON    881624209       294,800       4,400     X                      X
TEXAS INSTRUMENTS                  COMMON    882508104     1,109,079      75,090     X                      X
3M COMPANY                         COMMON    88579Y101       529,616       4,816     X                      X
TOLL BROTHERS                      COMMON    889478103     1,710,721      78,690     X                      X
TRIBUNE CO                         COMMON    896047107     5,980,168     143,032     X                      X
TRIPATH IMAGING INC                COMMON    896942109        46,125      20,500     X                      X


                                                                                        INVESTMENT             VOTING
                                                                                        DISCRETION            AUTHORITY
                                    TITLE                    FAIR       SHARES OR                 SHARED
                                     OF        CUSIP         MARKET     PRINCIPAL   SOLE  SHARED  OTHER   SOLE  SHARED  NONE
       NAME OF ISSUER               CLASS      NUMBER        VALUE        AMOUNT    (A)     (B)    (C)     (A)    (B)    (C)
       --------------               -----      ------        -----        ------    ---     ---    ---     ---    ---    ---
UNITED TECHNOLOGIES CORP           COMMON    913017109     2,570,916      45,511     X                      X
VERIZON COMMUNICATIONS             COMMON    92343V104       543,806      19,818     X                      X
VODAFONE GROUP PLC SPONS ADR       COMMON    92857W100       129,108      10,063     X                      X
WAL MART STORES INC                COMMON    931142103     2,762,561      56,104     X                      X
WASHINGTON MUTUAL INC              COMMON    939322103       787,222      25,015     X                      X
WELLS FARGO COMPANY                COMMON    949746101     1,406,561      29,206     X                      X
WELLS FARGO CAP IV PFD GTD CAP     PREFERR   94976Y207       257,400       9,900     X                      X
WYETH PHARMACEUTICALS              COMMON    983024100     1,384,954      43,552     X                      X
XO COMMUNICATIONS INC CL A         COMMON    983764101           310      10,000     X                      X
WEATHERFORD INTL LTD               COMMON    G95089101       671,305      18,075     X                      X
CHECK POINT SOFTWARE TECHNOLOG     COMMON    M22465104     1,354,764      98,600     X                      X

                                                         148,702,307